ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-based Compensation, Software Development Costs, Vendor Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Intangible assets (in Dollars)	$ 81,967	$ 43,885
Amount due from vendors (in Dollars)	15,500	28,100
Software Capitalized for Internal [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Intangible assets (in Dollars)	$ 0	$ 0
Employee Stock Purchase Plan [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Offering period	6 months